UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/15/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 65
                                       ----

Form 13F Information Table Value Total:  $34,055,777.73
                                       ------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 Cl A                084670108     200         3         3     0       0              3      0      0
Abbott Labs                  Com                 002824100     319      8400      8400     0       0           8400      0      0
Aberdeen Asia Pac Incom Fd   Com                 003009107     531    111515    111515     0       0         111515      0      0
ADE Corp MA                  Com                 00089C107     349     30481     30481     0       0          30481      0      0
AK Steel Hlgs                Pfd CV $ 3.625      042170407     629     13825     13825     0       0          13825      0      0
Alliance World Dollar Gov    Com                 01879R106     321     33800     33800     0       0          33800      0      0
Allied Capital Corp          Com                 01903Q108     234     10600     10600     0       0          10600      0      0
AllState Corp                Com                 020002101     215      5800      5800     0       0           5800      0      0
Aust & NZ BnkGrp             Sponsored ADR       052528304    1311     24175     23975   200       0          23975    200      0
Banc One Corp                Com                 059438101     407     10600     10600     0       0          10600      0      0
Barrick Gold Cp              Com                 067901108     853     44924     44924     0       0          44924      0      0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     637    650000    650000     0       0         650000      0      0
BHP Ltd                      Sponsored ADR       088606108     281     23876     22968   908       0          22968    908      0
BP Amoco                     Sponsored ADR       055622104     212      4210      4210     0       0           4210      0      0
Brascan Corp                 CL A LTD VT SH      10549P606     807     35150     34450   700       0          34450    700      0
Bristol Myers Squibb         Com                 110122108     301     11600     11000   600       0          11000    600      0
Cigna Corp                   Com                 17179X106     204      2100      2100     0       0           2100      0      0
Cisco Systems                Com                 17275R102    1064     76300     76300     0       0          76300      0      0
Coeur d'Alene Mines Corp   Note 13.325 12/31/03  192108AH1     148    100000    100000     0       0         100000      0      0
Coeur d'Alene Mines Corp     Com                 192108108      38     22599     22599     0       0          22599      0      0
Duke Energy                  Com                 264399106     475     15300     15300     0       0          15300      0      0
Exxon Mobil Corp             Com                 30231G102     592     14480     14480     0       0          14480      0      0
Federated Department Stores  Com                 31410H101     887     22301     22301     0       0          22301      0      0
Ford Motor Co                Com                 345370100     620     38898     38898     0       0          38898      0      0
General Electric             Com                 369604103     478     16473     13473  3000       0          13473   3000      0
GlaxoSmithkline              Sponsored ADR       37733W105     595     13810     13810     0       0          13810      0      0
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206     590     15800     15800     0       0          15800      0      0
H&Q Life Sciences Fd         Sh Ben Int          404053100     161     11142     10795   347       0          10795    347      0
Hecla Mng                    Pfd CV Ser B        422704205     276      8600      8600     0       0           8600      0      0
Hewlett Packard              Com                 428236102     210     13753     13153   600       0          13153    600      0
Inktomi Corporation          Com                 457277101       8     10000     10000     0       0          10000      0      0
Input/Output                 Com                 457652105    1055    117250    117250     0       0         117250      0      0
Keynote Securities           com                 493308100     644     88100     88100     0       0          88100      0      0
Lexicon Genetics Inc Com     Com                 528872104     494    101200    101200     0       0         101200      0      0
Ericsson LM TelCo.           ADR Cl B Sek10      294821400     320    222700    222700     0       0         222700      0      0
Lubrizol Corporation         Com                 549271104    1065     31800     31800     0       0          31800      0      0
MA Health & Educ TE          Sh Ben Int          575672100     315     22000     22000     0       0          22000      0      0
Meditronic                   Com                 585055106     305      7123      7123     0       0           7123      0      0
Mentor Graphics Corp         Com                 587200106     439     30900     30900     0       0          30900      0      0
Merck&Co Inc                 Com                 589331107     278      5500      5500     0       0           5500      0      0
MeVC Draper Fisher           Com                 55271E105     195     23000     23000     0       0          23000      0      0
MS/DW Incm                   Com                 61745P874    1071     66200     66200     0       0          66200      0      0
New Amer High Income Fd      Com                 641876107     149     65045     65045     0       0          65045      0      0
Newmont Mining               Com                 651639106    1163     44203     43820   384       0          43820    384      0
Nortel Networks              Com                 656568102      18     12615     12615     0       0          12615      0      0
Novell Inc                   Com                 670006105      36     11400     11400     0       0          11400      0      0
Nuveen Calif Mun Value Fd    Com                 67062C107     105     10802     10802     0       0          10802      0      0
Occidental Petro Crp         Com                 674599105    1184     39500     39500     0       0          39500      0      0
Olin Corp                    Com                 680665205     595     26900     26900     0       0          26900      0      0
Pharmacia Corp               Com                 71713U102     769     20554     20435   119       0          20435    119      0
Scudder Global               Com                 81115E101     230     38800     38800     0       0          38800      0      0
Scudder High Income Tr       Com                 48841G106     290     48500     48500     0       0          48500      0      0
Senior High Income Portfolio Com                 81721E107     597    117700    117700     0       0         117700      0      0
Standard Register Co.        Com                 853887107     875     25600     25600     0       0          25600      0      0
Telcom NewZealand            Sponsored ADR       879278208     377     19358     19358     0       0          19358      0      0
Telefo de Mex'L              Sp ADR REP ORD      879403780     394     12282     12282     0       0          12282      0      0
Tellabs, Inc.                Com                 879664100     279     44200     44200     0       0          44200      0      0
Thermo Electron Corp         Com                 883556102     889     53900     53900     0       0          53900      0      0
Timken Co                    Com                 887389104     214      9600      9600     0       0           9600      0      0
Toreador Resources Cp        Com                 891050106    2422    595300    594500   800       0         594500    800      0
Trinity Industries, Inc.     Com                 896522109     634     30400     30400     0       0          30400      0      0
TXU Corporation              Com                 873168108    1153     22450     22450     0       0          22450      0      0
Verizon Comm                 Com                 92343V104     670     16688     16688     0       0          16688      0      0
ViroPharma, Inc.             Com                 928241108      14     10000     10000     0       0          10000      0      0
Xcel Energy                  Com                 98389B100     832     49645     48405  1240       0          48405   1240      0

